Submission	Nov. 19, 2025
Submission [Line Items]
Central Index Key	0000861842
Registrant Name	CATHAY GENERAL BANCORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A